Cover	12 Months Ended
Jun. 30, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Jun. 30, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--06-30
Entity File Number	001-38304
Entity Registrant Name	Dogness (International) Corporation
Entity Central Index Key	0001707303
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Tongsha Industrial Estate
Entity Address, Address Line Two	East District
Entity Address, City or Town	Dongguan
Entity Address, Country	CN
Entity Address, Postal Zip Code	523217
Title of 12(b) Security	Common Shares, no par value per share
Trading Symbol	DOGZ
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheet of Dogness (International) Corporation and its subsidiaries (collectively, the “Company”) as of June 30, 2025 and 2024, the related consolidated statements of income and comprehensive income, shareholders’ equity, and cash flows for each of the three years in the period ended June 30, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial positions of the Company as of June 30, 2025 and 2024, and the consolidated results of its operations and its cash flows for each of the three years in the period ended June 30, 2025, in conformity with accounting principles generally accepted in the United States of America.

We have also audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), the Company’s internal control over financial reporting as of June 30, 2025, based on criteria established in Internal Control — Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission and our report dated October 17, 2025 expressed an adverse opinion on the Company’s internal control over financial reporting.

Auditor Name	Audit Alliance LLP
Auditor Location	Singapore
Auditor Firm ID	3487
Common Class A [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	5,191,658
Common Class B [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	9,069,000
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Tongsha Industrial Estate, East District
Entity Address, City or Town	Dongguan
Entity Address, Country	CN
Entity Address, Postal Zip Code	523217
City Area Code	(+86)
Local Phone Number	18820609835
Contact Personnel Name	Aihua Cao, Chief Financial Officer